Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	84 Months Ended		120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025
C000191479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent	[1]	15.20%	18.09%			11.54%
C000191482 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Shares
Average Annual Return, Percent	[2]	14.84%	17.74%			11.24%
C000191481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[3]	15.08%	18.00%			11.48%
C000191478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R Shares
Average Annual Return, Percent	[4]	14.30%	17.23%			10.75%
C000191477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Average Annual Return, Percent	[5]	12.93%	16.82%			10.36%
C000191475 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Average Annual Return, Percent	[6]	8.54%	16.42%			10.61%
C000205626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Average Annual Return, Percent		(4.78%)	5.67%	4.72%	[7]
C000205625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		0.93%	7.13%	5.79%	[8]
C000205628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		0.94%	7.17%	5.82%	[9]
Without Sales Load [Member] | C000191477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent	[5]	13.93%	16.82%			10.36%
Without Sales Load [Member] | C000191475 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent	[6]	14.84%	17.75%			11.24%
Without Sales Load [Member] | C000205626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		0.74%	6.88%	5.56%	[7]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		20.81%	16.74%			14.08%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		22.64%	14.61%	12.64%	[7],[8],[9]
Morningstar Global Small Mid Stock Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Small/Mid Stock Funds Category Average
Average Annual Return, Percent		13.19%	6.61%	6.72%	[7],[8],[9]
Morningstar Large Value Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Funds Category Average
Average Annual Return, Percent		10.58%	14.59%			9.81%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		11.15%	14.28%			9.97%
MSCI ACWI SMID Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI SMID Cap Index
Average Annual Return, Percent		16.71%	11.22%	9.17%	[7],[8],[9]

[1]	The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017. The Fund's Class R6 commenced operations on June 29, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's Service Shares adjusted to reflect the expenses of the Fund's R6 Shares for each year for which the Fund's R6 Shares' expenses would have exceeded the actual expenses paid by the Fund's Service Shares.
[2]	The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017. Accordingly, for periods prior to December 8, 2017, the performance information is historical information for the Predecessor Fund.
[3]	The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017. Accordingly, for periods prior to December 8, 2017, the performance information is historical information for the Predecessor Fund.
[4]	The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017. The Fund's Class R commenced operations on December 8, 2017, and the Predecessor Fund did not have corresponding R class. For the periods prior to the commencement of operations of the Fund's Class R, the performance information shown is for the Predecessor Fund's Service Shares. The performance of the Service Shares has not been adjusted to reflect the higher expenses applicable to the R class.
[5]	The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017. The Fund's Class C commenced operations on December 8, 2017, and the Predecessor Fund did not have a corresponding C class. For the periods prior to the commencement of operations of the Fund's Class C, the performance information shown is for the Predecessor Fund's SS class. The performance of the SS class has not been adjusted to reflect the higher expenses applicable to the C class.
[6]	The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017. Accordingly, for periods prior to December 8, 2017, the performance information is historical information for the Predecessor Fund.
[7]	The Fund commenced operations on November 6, 2018. The Fund’s Class A Shares commenced operations on November 5, 2019. For the periods prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund’s Institutional Shares. The performance shown has been adjusted to reflect differences between the sales loads/charges imposed on the purchase and redemption of those classes where applicable.
[8]	Commenced operations on November 06, 2018.
[9]	The Fund commenced operations on November 6, 2018. The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares.